INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	US Dollars
Figures in millions	2021	2020	2019
Carrying value
Investments in associates	43	47	40
Investments in joint ventures	1,604	1,604	1,541
Total comprehensive profit (loss) for the year, net of tax	1,647	1,651	1,581
Detailed disclosures are provided for the years in which investments in associates and joint ventures are considered to be material.

Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2021	2020	2019
Aggregate statement of profit or loss for associates (attributable)
Revenue	36	29	20
Operating (expenses) income (1)	(16)	(6)	3
Taxation	(2)	—	—
Profit (loss) for the year	18	23	23
Total comprehensive profit (loss) for the year, net of tax	18	23	23
(1) Includes share of associate profit.
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2021	2020	2019
Kibali Goldmines S.A.(1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo
(1)AngloGold Ashanti Limited has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds our effective 45% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2021	2020	2019

Carrying value of joint ventures
Kibali	1,604	1,604	1,506
Immaterial joint ventures	—	—	35
	1,604	1,604	1,541
Reversal (impairment) of investments in joint ventures
Sadiola (note 7) (1)	—	—	6

The cumulative unrecognised share of losses of the joint ventures:
Morila (2)	—	—	8
Yatela	2	1	2
(1) Sold effective 30 December 2020.
(2) Sold effective 10 November 2020.
Summarised financial information of the Kibali joint venture is as follows (not attributable) (1):

	US Dollars
Figures in millions	2021	2020	2019

Statement of profit or loss
Revenue	1,470	1,443	1,123
Other operating costs and expenses	(551)	(541)	(479)
Amortisation of tangible and intangible assets	(244)	(241)	(282)
Finance costs and unwinding of obligations	(6)	(6)	(4)
Interest received	6	7	4
Taxation	(181)	(157)	(62)
Profit for the year	494	505	300
Total comprehensive income for the year, net of tax	494	505	300
Dividends received from joint venture (attributable)	231	140	75

	US Dollars
Figures in millions	2021	2020	2019

Statement of financial position
Non-current assets	2,361	2,459	2,522
Current assets	162	120	183
Cash and cash equivalents (2)	1,115	944	453
Total assets	3,638	3,523	3,158

Non-current financial liabilities	44	50	45
Other non-current liabilities	226	118	26
Current financial liabilities	14	15	11
Other current liabilities	107	106	66
Total liabilities	391	289	148

Net assets	3,247	3,234	3,010
Group’s share of net assets	1,624	1,617	1,505
Other (3)	(20)	(13)	1
Carrying amount of interest in joint venture	1,604	1,604	1,506
(1)    Subsequent event - At the end of January and in early February 2022, Kibali Goldmines S.A., which owns and operates the Kibali gold mine in the Democratic Republic of the Congo, received fifteen claims from the Direction Générale des Douanes et Accises (Customs Authority) concerning customs duties. The Customs Authority claims that incorrect import duty tariffs have been applied to the importation of certain consumables and equipment for the Kibali gold mine. In addition, they claim that the exemption available to Kibali Goldmines SA, which was granted in relation to the original mining lease, no longer applies. Finally, the Customs Authority claims that a service fee paid on the exportation of gold was paid to the wrong government body. The claims, including substantial penalties and interest, total $339m (AngloGold Ashanti attributable share: $153m). Kibali Goldmines S.A. has examined the Customs Authority claims and concluded that they are without merit, as they seek to challenge established customs practices which have been accepted by the Customs Authority for many years and, where relevant, are in line with ministerial instruction letters. Kibali Goldmines S.A. will vigorously defend its position that the Customs Authority claims are unfounded.
(2)    Kibali cash and equivalents are subject to various steps before they can be distributed to the joint venture shareholders and are held across four banks in the Democratic Republic of Congo, including two domestic banks.
(3)    Includes amounts relating to additional costs and contributions at acquisition as well as minority interests.

Disclosure of Interests in Joint Ventures

	US Dollars
Figures in millions	2021	2020	2019
Carrying value
Investments in associates	43	47	40
Investments in joint ventures	1,604	1,604	1,541
Total comprehensive profit (loss) for the year, net of tax	1,647	1,651	1,581
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2021	2020	2019
Kibali Goldmines S.A.(1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo
(1)AngloGold Ashanti Limited has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds our effective 45% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2021	2020	2019

Carrying value of joint ventures
Kibali	1,604	1,604	1,506
Immaterial joint ventures	—	—	35
	1,604	1,604	1,541
Reversal (impairment) of investments in joint ventures
Sadiola (note 7) (1)	—	—	6

The cumulative unrecognised share of losses of the joint ventures:
Morila (2)	—	—	8
Yatela	2	1	2
(1) Sold effective 30 December 2020.
(2) Sold effective 10 November 2020.
Summarised financial information of the Kibali joint venture is as follows (not attributable) (1):

	US Dollars
Figures in millions	2021	2020	2019

Statement of profit or loss
Revenue	1,470	1,443	1,123
Other operating costs and expenses	(551)	(541)	(479)
Amortisation of tangible and intangible assets	(244)	(241)	(282)
Finance costs and unwinding of obligations	(6)	(6)	(4)
Interest received	6	7	4
Taxation	(181)	(157)	(62)
Profit for the year	494	505	300
Total comprehensive income for the year, net of tax	494	505	300
Dividends received from joint venture (attributable)	231	140	75

	US Dollars
Figures in millions	2021	2020	2019

Statement of financial position
Non-current assets	2,361	2,459	2,522
Current assets	162	120	183
Cash and cash equivalents (2)	1,115	944	453
Total assets	3,638	3,523	3,158

Non-current financial liabilities	44	50	45
Other non-current liabilities	226	118	26
Current financial liabilities	14	15	11
Other current liabilities	107	106	66
Total liabilities	391	289	148

Net assets	3,247	3,234	3,010
Group’s share of net assets	1,624	1,617	1,505
Other (3)	(20)	(13)	1
Carrying amount of interest in joint venture	1,604	1,604	1,506
(1)    Subsequent event - At the end of January and in early February 2022, Kibali Goldmines S.A., which owns and operates the Kibali gold mine in the Democratic Republic of the Congo, received fifteen claims from the Direction Générale des Douanes et Accises (Customs Authority) concerning customs duties. The Customs Authority claims that incorrect import duty tariffs have been applied to the importation of certain consumables and equipment for the Kibali gold mine. In addition, they claim that the exemption available to Kibali Goldmines SA, which was granted in relation to the original mining lease, no longer applies. Finally, the Customs Authority claims that a service fee paid on the exportation of gold was paid to the wrong government body. The claims, including substantial penalties and interest, total $339m (AngloGold Ashanti attributable share: $153m). Kibali Goldmines S.A. has examined the Customs Authority claims and concluded that they are without merit, as they seek to challenge established customs practices which have been accepted by the Customs Authority for many years and, where relevant, are in line with ministerial instruction letters. Kibali Goldmines S.A. will vigorously defend its position that the Customs Authority claims are unfounded.
(2)    Kibali cash and equivalents are subject to various steps before they can be distributed to the joint venture shareholders and are held across four banks in the Democratic Republic of Congo, including two domestic banks.
(3)    Includes amounts relating to additional costs and contributions at acquisition as well as minority interests.

Disclosure of Interests in Associates

	US Dollars
Figures in millions	2021	2020	2019
Carrying value
Investments in associates	43	47	40
Investments in joint ventures	1,604	1,604	1,541
Total comprehensive profit (loss) for the year, net of tax	1,647	1,651	1,581
Summarised financial information of immaterial associates is as follows:

	US Dollars
Figures in millions	2021	2020	2019
Aggregate statement of profit or loss for associates (attributable)
Revenue	36	29	20
Operating (expenses) income (1)	(16)	(6)	3
Taxation	(2)	—	—
Profit (loss) for the year	18	23	23
Total comprehensive profit (loss) for the year, net of tax	18	23	23
(1) Includes share of associate profit.